Other liabilities (Details) - Other liabilities - USD ($)	Sep. 30, 2014	Sep. 30, 2013
Other Liabilities [Abstract]
Other accrued expenses	$ 69,489	$ 77,753
Deferred revenue	20,244	10,601
Total	$ 89,733	$ 88,354